United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: Dec 31, 2010"
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

"Name:  Foster & Motley, Inc."
"Address:  7755 Montgomery Road, Suite 100"
"                Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, " "and that it is understood that all required items, statements, " "lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence J. Bernhard
Title:  CCO
Phone:  513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence Bernhard, Cincinnati, OH, Feb 8, 2011"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 	126
Form 13F Information Table Value Total:  288,559 (thousands)

List of Other Included Managers:  None

<c><c>			Form 13F Information Table

	Title of		Value	 	Investment	Other	Voting Auth
Name of Issuer	Class	Cusip	(x$1000)	Shares	Discretion	Managers	Sole
3M Company                                    	com	604059105	6,386	73,988	sole		73,988
A T & T Inc.                                  	com	001957109	2,156	73,378	sole		73,378
Abbott Laboratories                           	com	002824100	3,497	72,978	sole		72,978
Aberdeen Latin American Eq	com	00306K106	258	6,640	sole		6,640
Accenture Ltd Cl A                            	com	G1151C101	1,909	39,359	sole		39,359
AFLAC Inc                                     	com	001055102	4,254	75,379	sole		75,379
American Express Company                      	com	025816109	2,267	52,803	sole		52,803
Annaly Capital Management                     	com	035710409	7,217	402,686	sole		402,686
Archer-Daniels-Midland Co                     	com	039483102	3,782	125,720	sole		125,720
Auto Data Processing                          	com	053015103	1,455	31,420	sole		31,420
Bank of Hawaii Corporation                    	com	062540109	1,046	22,150	sole		22,150
Baxter International Inc                      	com	071813109	994	19,622	sole		19,622
Becton Dickinson & Co                         	com	075887109	6,565	74,118	sole		74,118
Bemis Co Inc                                  	com	081437105	3,278	100,355	sole		100,355
BlackRock Muni Intermediate 	com	09253X102    	194	14,000	sole		14,000
BlackRock Senior High Inc              	com	09255T109	93	23,900	sole		23,900
BP PLC Adr                                    	com	055622104	202	4,562	sole		4,562
Bristol-Myers Squibb Co                       	com	110122108	5,280	199,385	sole		199,385
C V S Caremark Corp.                          	com	126650100	656	18,858	sole		18,858
CenturyLink                                   	com	156700106	1,773	38,399	sole		38,399
Cerner Corp                                   	com	156782104	513	5,406	sole		5,406
Chevron Corp                                  	com	166764100	8,507	93,218	sole		93,218
Chubb Corp                                    	com	171232101	6,018	100,895	sole		100,895
Cincinnati Financial Cp                       	com	172062101	905	28,540	sole		28,540
Cisco Systems Inc                             	com	17275R102    	584	28,857	sole		28,857
Coca Cola Company                             	com	191216100	293	4,450	sole		4,450
Cohen & Steers Quality  	com	19247L106    	723	83,482	sole		83,482
Colgate-Palmolive Co                          	com	194162103	1,020	12,688	sole		12,688
Computer Sciences Corp                        	com	205363104	430	8,650	sole		8,650
ConAgra Foods, Inc.                           	com	205887102	683	30,205	sole		30,205
ConocoPhillips                                	com	208250104	5,522	81,079	sole		81,079
Corning Inc                                   	com	219350105	1,942	100,485	sole		100,485
Dominion Resources Inc.                       	com	25746U109    	847	19,825	sole		19,825
DTF Tax free Income Inc.                      	com	23334J107	1,592	107,420	sole		107,420
Du Pont E I De Nemour&Co                      	com	263534109	382	7,645	sole		7,645
EastGroup Properties Inc.                     	com	277276101	1,304	30,810	sole		30,810
Eaton Corporation                             	com	278058102	2,478	24,410	sole		24,410
Eaton Vance Ltd Duration	com	27828H105	237	14,715	sole		14,715
Eli Lilly & Company                           	com	532457108	259	7,364	sole		7,364
Equifax Inc                                   	com	294429105	655	18,380	sole		18,380
Exxon Mobil Corporation                       	com	30231G102    	6,345	86,763	sole		86,763
Family Dollar Stores Inc                      	com	307000109	484	9,720	sole		9,720
Franklin Street Properties              	com	35471R106	1,218	85,440	sole		85,440
General Dynamics Corp                         	com	369550108	323	4,550	sole		4,550
General Electric                              	com	369604103	800	43,739	sole		43,739
General Mills Inc                             	com	370334104	5,019	141,000	sole		141,000
Hasbro Inc                                    	com	418056107	2,801	59,358	sole		59,358
Healthcare Realty Trust                       	com	421946104	438	20,665	sole		20,665
Heinz, H J Company                            	com	423074103	201	4,060	sole		4,060
Hess Corporation                              	com	42809H107	4,418	57,710	sole		57,710
Hewlett-Packard Company                       	com	428236103	5,388	127,960	sole		127,960
Highwood Properties Inc                       	com	431284108	741	23,240	sole		23,240
Hospitality Properties                   	com	44106M102	1,380	59,874	sole		59,874
Hudson City Bancorp, Inc.                     	com	443683107	4,693	368,325	sole		368,325
Hugoton Royalty Trust                         	com	444717102	2,441	118,942	sole		118,942
I T T Corporation New                         	com	450911102	3,444	66,080	sole		66,080
Illinois Tool Works                           	com	452308109	1,109	20,765	sole		20,765
ING Clarion Global RE              	com	44982G104	2,214	285,600	sole		285,600
Intel Corp                                    	com	458140100	1,677	79,702	sole		79,702
Intl Business Machines                        	com	459200101	9,182	62,560	sole		62,560
iShares Barclays 1-3 Yr            	iShs	464288646	609	5,835	sole		5,835
iShares Barclays MBS Bond                     	iShs	464288588	524	4,955	sole		4,955
iShares Barclays TIPS Bond                    	iShs	464287176	1,857	17,271	sole		17,271
iShares iBoxx $ High Yield      	iShs	464288513	1,923	21,295	sole		21,295
iShares iBoxx Inv Grade            	iShs	464287242	1,701	15,678	sole		15,678
J P Morgan Chase & Co.                        	com	46625H100    	2,541	59,878	sole		59,878
Johnson & Johnson                             	com	478160104	4,573	73,930	sole		73,930
Kimberly-Clark Corp                           	com	494368103	1,657	26,270	sole		26,270
Kinder Morgan Energy LP                       	com	494550106	232	3,300	sole		3,300
Kraft Foods Inc                               	com	50075N104    	659	20,898	sole		20,898
Kroger Company                                	com	501044101	3,033	135,635	sole		135,635
Lubrizol Corporation                          	com	549271104	4,559	42,655	sole		42,655
M S Emerging Mkt Debt                         	com	61744H105    	147	13,950	sole		13,950
M S Emerging Mkts Domestic             	com	617477104	2,653	164,247	sole		164,247
Marathon Oil Company                          	com	565849106	678	18,297	sole		18,297
McDonald's Corp.                              	com	580135101	7,348	95,721	sole		95,721
Medtronic Inc                                 	com	585055106	1,638	44,155	sole		44,155
Merck & Co Inc                                	com	589331107	267	7,400	sole		7,400
Microsoft Corp                                	com	594918104	3,251	116,454	sole		116,454
National Oilwell Varco                	com	637071101	221	3,285	sole		3,285
Northrop Grumman Corp                         	com	666807102	4,521	69,788	sole		69,788
Occidental Pete Corp                          	com	674599105	699	7,120	sole		7,120
Omnicom Group Inc                             	com	681919106	4,006	87,446	sole		87,446
Oracle Corporation                            	com	68389X105    	2,056	65,658	sole		65,658
PepsiCo Incorporated                          	com	713448108	1,502	22,985	sole		22,985
Pfizer Incorporated                           	com	717081103	847	48,346	sole		48,346
PG & E Corp.                                  	com	69331C108    	5,499	114,940	sole		114,940
Powershs DB Cmdty Idx Tra	com	73935S105	2,422	87,879	sole		87,879
Powershares DB Commodity             	com	25154H459	670	37,230	sole		37,230
Powershares DB Gold Index           	com	73936B606	544	10,845	sole		10,845
Procter & Gamble                              	com	742718109	6,391	99,337	sole		99,337
Riversource Lasalle INTL RE                	com	76932W102	156	16,490	sole		16,490
Ross Stores, Inc                              	com	778296103	1,171	18,510	sole		18,510
Royal Dutch Shell A Adr                       	ADR	780259107	211	3,150	sole		3,150
Schlumberger LTD                              	com	806857108	729	8,725	sole		8,725
Simon Ppty Group New                          	com	828806109	1,420	14,271	sole		14,271
SPDR Barclays Capital High         	com	78464A417    	489	12,300	sole		12,300
SPDR Gold Shares	Gold Shs	78463V107	3,346	24,116	sole		24,116
State Street Corp                             	com	857477103	251	5,415	sole		5,415
Suncor Energy Inc                             	com	867224107	297	7,750	sole		7,750
Sysco Corporation                             	com	871829107	1,037	35,250	sole		35,250
T J X Cos Inc                                 	com	872540109	2,978	67,070	sole		67,070
Target Corporation                            	com	87612E106	1,288	21,405	sole		21,405
TCW Strategic Income Fund               	com	872340104	1,744	334,065	sole		334,065
Teleflex, Inc.                                	com	879369106	2,229	41,410	sole		41,410
Telefonica de Espana ADS               	ADR	879382208	234	3,415	sole		3,415
Teva Pharm Inds Ltd Adrf                      	com	881624209	2,428	46,557	sole		46,557
Texas Instruments Inc                         	com	882508104	3,917	120,512	sole		120,512
The Bank Of Nova Scotia                       	com	064149107	922	16,105	sole		16,105
Thermo Fisher Scientific              	com	883556102	4,656	84,101	sole		84,101
Toronto-Dominion Bank                         	com	891160509	7,394	99,490	sole		99,490
Total S.A. ADS                                	ADR	89151E109	3,933	73,523	sole		73,523
Travelers Companies Inc                       	com	89417E109	1,317	23,630	sole		23,630
U G I Corporation New                         	com	902681105	9,691	220,421	sole		220,421
Union Pacific                                 	com	907818108	1,022	11,020	sole		11,020
United Technologies Corp                      	com	913017109	6,283	79,811	sole		79,811
US Bancorp                                    	com	902973304	2,007	74,398	sole		74,398
V F Corporation                               	com	918204108	708	8,215	sole		8,215
Verizon Communications                        	com	92343V104    	5,020	140,286	sole		140,286
Vodafone New  Adr                             	ADR	92857W100  	215	8,100	sole		8,100
Walgreen Company                              	com	931422109	1,303	33,423	sole		33,423
Wal-Mart Stores Inc                           	com	931142103	7,494	138,947	sole		138,947
Washington REIT                               	com	939653101	2,016	65,045	sole		65,045
Wells Fargo & Company                         	com	949746101	1,110	35,817	sole		35,817
Western Asset  High Inc                      	com	95766K109	118	19,290	sole		19,290
Western Asset Intermediate            	com	958435109	821	86,990	sole		86,990